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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05550

The Alger Portfolios
__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1. Schedule of Investments.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited)

COMMON STOCKS—91.5%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	23,166	$9,730
AEROSPACE & DEFENSE—2.2%
Honeywell International, Inc.	71,239	6,745,621
Lockheed Martin Corp.	11,174	2,316,482
The Boeing Co.	20,152	2,638,904
		11,701,007
AIR FREIGHT & LOGISTICS—0.9%
United Parcel Service, Inc., Cl. B	48,187	4,755,575
AIRLINES—0.6%
United Continental Holdings, Inc.*	59,420	3,152,231
ALTERNATIVE CARRIERS—0.2%
Level 3 Communications, Inc.*	26,050	1,138,125
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
PVH Corp.	14,325	1,460,291
Ralph Lauren Corp.	10,400	1,228,864
		2,689,155
APPAREL RETAIL—0.6%
VF Corp.	49,200	3,355,932
APPLICATION SOFTWARE—2.1%
Adobe Systems, Inc.*	51,477	4,232,439
salesforce.com, inc.*	103,675	7,198,155
		11,430,594
AUTO PARTS & EQUIPMENT—1.3%
Delphi Automotive PLC.	92,260	7,015,450
AUTOMOBILE MANUFACTURERS—0.2%
Tesla Motors, Inc.*	4,400	1,092,960
BIOTECHNOLOGY—8.0%
ACADIA Pharmaceuticals, Inc.*	23,600	780,452
Amgen, Inc.	27,400	3,789,968
Biogen, Inc.*	14,681	4,284,062
BioMarin Pharmaceutical, Inc.*	19,752	2,080,281
Celgene Corp.*	67,211	7,270,214
Gilead Sciences, Inc.	102,728	10,086,862
Incyte Corp.*	34,421	3,797,669
Intercept Pharmaceuticals, Inc.*	10,449	1,733,071
Regeneron Pharmaceuticals, Inc.*	1,800	837,252
United Therapeutics Corp.*	7,825	1,026,953
Vertex Pharmaceuticals, Inc.*	74,742	7,783,632
		43,470,416
BREWERS—1.8%
Anheuser-Busch InBev SA#	31,800	3,380,976
Molson Coors Brewing Co., Cl. B	69,686	5,785,332
SABMiller PLC.*	14,800	837,926
		10,004,234
BUILDING PRODUCTS—0.5%
Fortune Brands Home & Security, Inc.	13,794	654,801
Lennox International, Inc.	18,691	2,118,251
		2,773,052

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CABLE & SATELLITE—1.4%
Comcast Corporation, Cl. A	137,204	$7,804,164
COMMUNICATIONS EQUIPMENT—0.9%
Arista Networks, Inc.*	34,554	2,114,359
ARRIS Group, Inc.*	43,100	1,119,307
Cisco Systems, Inc.	64,700	1,698,375
		4,932,041
CONSUMER FINANCE—0.2%
LendingClub Corp.*	86,900	1,149,687
DATA PROCESSING & OUTSOURCED SERVICES—4.1%
Alliance Data Systems Corp.*	18,111	4,690,387
Fiserv, Inc.*	5,872	508,574
Visa, Inc., Cl. A	243,715	16,977,187
		22,176,148
DRUG RETAIL—1.8%
CVS Caremark Corp.	45,603	4,399,777
Rite Aid Corp.*	139,547	847,050
Walgreens Boots Alliance, Inc.	55,397	4,603,491
		9,850,318
FOOD RETAIL—0.9%
The Kroger Co.	136,474	4,922,617
FOOTWEAR—0.3%
NIKE, Inc., Cl. B	12,699	1,561,596
GENERAL MERCHANDISE STORES—1.1%
Dollar General Corp.	64,037	4,638,840
Dollar Tree, Inc.*	16,660	1,110,556
		5,749,396
HEALTH CARE EQUIPMENT—1.5%
Edwards Lifesciences Corp.*	31,500	4,478,355
Hologic, Inc.*	97,200	3,803,436
		8,281,791
HEALTH CARE FACILITIES—1.3%
HCA Holdings, Inc.*	93,840	7,259,462
HOME IMPROVEMENT RETAIL—1.5%
Lowe's Companies, Inc.	41,233	2,841,779
The Home Depot, Inc.	48,166	5,562,691
		8,404,470
HOTELS RESORTS & CRUISE LINES—2.1%
Ctrip.com International Ltd.#*	31,905	2,015,758
Norwegian Cruise Line Holdings Ltd.*	100,000	5,730,000
Royal Caribbean Cruises Ltd.	43,384	3,865,080
		11,610,838
HOUSEWARES & SPECIALTIES—1.0%
Jarden Corp.*	115,363	5,638,943
INDUSTRIAL CONGLOMERATES—1.1%
Danaher Corp.	56,252	4,793,233
General Electric Co.	43,961	1,108,696
		5,901,929

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	25,583	$3,263,879
INTERNET RETAIL—4.0%
Amazon.com, Inc.*	36,587	18,728,520
NetFlix, Inc.*	29,790	3,076,115
		21,804,635
INTERNET SOFTWARE & SERVICES—10.9%
Demandware, Inc.*	1,100	56,848
Facebook, Inc., Cl. A*	272,001	24,452,890
Google, Inc., Cl. C*	42,137	25,636,994
GrubHub, Inc.*	59,206	1,441,074
LinkedIn Corp., Cl. A*	15,480	2,943,212
Palantir Technologies, Inc., Cl. A*,@	41,286	371,574
Yahoo! Inc.*	158,140	4,571,827
		59,474,419
INVESTMENT BANKING & BROKERAGE—0.4%
E*TRADE Financial Corp.*	37,300	982,109
Morgan Stanley	39,812	1,254,078
		2,236,187
LIFE SCIENCES TOOLS & SERVICES—1.4%
Illumina, Inc.*	5,900	1,037,338
Thermo Fisher Scientific, Inc.	54,665	6,684,436
		7,721,774
MANAGED HEALTH CARE—2.0%
Aetna, Inc.	15,300	1,673,973
Cigna Corp.	16,467	2,223,374
UnitedHealth Group, Inc.	59,177	6,865,124
		10,762,471
MOVIES & ENTERTAINMENT—1.6%
The Walt Disney Co.	42,898	4,384,176
Time Warner, Inc.	66,400	4,565,000
		8,949,176
MULTI-LINE INSURANCE—0.3%
Hartford Financial Services Group, Inc.	34,287	1,569,659
MULTI-UTILITIES—0.4%
Sempra Energy	20,907	2,022,125
OIL & GAS EQUIPMENT & SERVICES—0.7%
Baker Hughes, Inc.	71,808	3,736,888
OIL & GAS EXPLORATION & PRODUCTION—0.9%
Anadarko Petroleum Corp.	43,864	2,648,947
EOG Resources, Inc.	32,200	2,344,160
		4,993,107
OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
Bank of America Corp.	267,909	4,174,022
Citigroup, Inc.	27,442	1,361,398
		5,535,420
PHARMACEUTICALS—6.2%
Allergan PLC.*	70,173	19,073,723
Bristol-Myers Squibb Co.	126,851	7,509,579

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—(CONT.)
Eli Lilly & Co.	35,000	$2,929,150
Mallinckrodt PLC.*	13,894	888,382
Shire PLC.	51,400	3,513,109
		33,913,943
RAILROADS—1.0%
Union Pacific Corp.	61,910	5,473,463
REGIONAL BANKS—0.5%
Citizens Financial Group, Inc.	120,100	2,865,586
RENEWABLE ELECTRICITY—0.1%
TerraForm Global, Inc., Cl. A*,(b)	127,439	763,867
RESTAURANTS—4.0%
McDonald's Corp.	67,168	6,618,063
Panera Bread Co., Cl. A*	2,800	541,548
Starbucks Corp.	107,015	6,082,733
Yum! Brands, Inc.	110,000	8,794,500
		22,036,844
SECURITY & ALARM SERVICES—0.3%
Tyco International PLC.	45,843	1,533,907
SEMICONDUCTOR EQUIPMENT—0.2%
SunEdison, Inc.*	133,043	955,249
SEMICONDUCTORS—3.0%
Avago Technologies Ltd.	51,172	6,397,011
Broadcom Corp., Cl. A	87,618	4,506,194
NXP Semiconductors NV*	59,254	5,159,246
		16,062,451
SOFT DRINKS—0.9%
PepsiCo, Inc.	53,301	5,026,284
SPECIALIZED FINANCE—0.3%
McGraw Hill Financial, Inc.	16,055	1,388,758
SPECIALTY CHEMICALS—0.5%
PPG Industries, Inc.	32,994	2,893,244
SPECIALTY STORES—0.6%
Signet Jewelers Ltd.	25,059	3,411,282
SYSTEMS SOFTWARE—3.3%
Microsoft Corp.	347,681	15,388,361
ServiceNow, Inc.*	34,489	2,395,261
		17,783,622
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.1%
Apple, Inc.	267,319	29,485,285
Western Digital Corp.	47,479	3,771,732
		33,257,017
TOBACCO—0.6%
Altria Group, Inc.	61,795	3,361,648
TRADING COMPANIES & DISTRIBUTORS—0.7%
HD Supply Holdings, Inc.*	124,697	3,568,828

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
WIRELESS TELECOMMUNICATION SERVICES—0.9%
SBA Communications Corp., Cl. A*	45,051	$4,718,642
TOTAL COMMON STOCKS
(Cost $477,896,661)		498,916,236
PREFERRED STOCKS—0.5%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	199,768	83,903
Choicestream, Inc., Cl. B*,@,(a)	445,303	187,027
		270,930
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc., Cl. B*,@	168,373	1,515,357
Palantir Technologies, Inc., Cl. D*,@	21,936	197,424
		1,712,781
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	20,889	787,097
TOTAL PREFERRED STOCKS
(Cost $2,360,207)		2,770,808
MASTER LIMITED PARTNERSHIP—1.0%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
The Blackstone Group LP.	143,264	4,537,171
The Carlyle Group LP.	46,326	778,277
		5,315,448
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $6,054,913)		5,315,448
REAL ESTATE INVESTMENT TRUST—0.7%	SHARES	VALUE
MORTGAGE—0.7%
Blackstone Mortgage Trust, Inc., Cl. A	146,240	4,012,826
(Cost $4,320,838)		4,012,826
Total Investments
(Cost $490,632,619)(c)	93.7%	511,015,318
Other Assets in Excess of Liabilities	6.3%	34,520,803
NET ASSETS	100.0%	$545,536,121

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) Pursuant to Securities and Exchange Commission Rule 144A deemed illiquid until eligible for sale on
January 27, 2016. Security was purchased on June 8, 2015 for a cost of $1,816,000 and represents 0.1%
of the net assets of the Fund.
(c) At September 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $495,741,132, amounted to $15,274,186 which consisted of aggregate gross unrealized appreciation of $41,852,714 and aggregate gross unrealized depreciation of $ 26,578,528 .
* Non-income producing security.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2015
Choicestream, Inc.	3/14/2014	$6,718	0.00%	$9,730	0.00%
Choicestream, Inc., Cl. A	12/17/2013	159,751	0.04%	83,903	0.02%
Choicestream, Inc., Cl. B	7/10/2014	267,182	0.05%	187,027	0.03%
Intarcia Therapeutics, Inc.	3/27/2014	676,595	0.14%	787,097	0.15%
Palantir Technologies, Inc., Cl. A	10/7/2014	268,648	0.05%	371,574	0.07%
Palantir Technologies, Inc., Cl. B	10/7/2014	1,111,840	0.20%	1,515,357	0.28%
Palantir Technologies, Inc., Cl. D	10/14/2014	144,839	0.03%	197,424	0.03%
Total				$3,152,112	0.58%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited)

COMMON STOCKS—97.4%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	15,490	$6,506
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	19,435	1,918,040
APPAREL ACCESSORIES & LUXURY GOODS—0.4%
Ralph Lauren Corp.	9,300	1,098,888
APPAREL RETAIL—0.7%
VF Corp.	28,800	1,964,448
APPLICATION SOFTWARE—3.4%
Adobe Systems, Inc.*	44,375	3,648,513
Guidewire Software, Inc.*	33,087	1,739,714
salesforce.com, inc.*	59,300	4,117,199
		9,505,426
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
WisdomTree Investments, Inc.	124,175	2,002,943
AUTO PARTS & EQUIPMENT—0.2%
BorgWarner, Inc.	14,700	611,373
AUTOMOBILE MANUFACTURERS—1.8%
Tesla Motors, Inc.*	20,200	5,017,680
BIOTECHNOLOGY—9.6%
Alexion Pharmaceuticals, Inc.*	27,400	4,285,086
BioMarin Pharmaceutical, Inc.*	9,200	968,944
Celgene Corp.*	37,400	4,045,558
Gilead Sciences, Inc.	69,400	6,814,386
Incyte Corp.*	35,800	3,949,814
Intercept Pharmaceuticals, Inc.*	5,500	912,230
Regeneron Pharmaceuticals, Inc.*	2,900	1,348,906
Vertex Pharmaceuticals, Inc.*	43,900	4,571,746
		26,896,670
BREWERS—2.6%
Molson Coors Brewing Co., Cl. B	65,800	5,462,716
SABMiller PLC.*	32,000	1,811,731
		7,274,447
COMMUNICATIONS EQUIPMENT—1.0%
F5 Networks, Inc.*	13,900	1,609,620
NetScout Systems, Inc.*	31,200	1,103,544
		2,713,164
CONSUMER FINANCE—1.9%
LendingClub Corp.*	408,050	5,398,501
DATA PROCESSING & OUTSOURCED SERVICES—3.5%
Alliance Data Systems Corp.*	5,290	1,370,004
Euronet Worldwide, Inc.*	21,100	1,563,299
Vantiv, Inc., CL. A*	32,600	1,464,392
Visa, Inc., Cl. A	79,200	5,517,072
		9,914,767
DRUG RETAIL—1.1%
Walgreens Boots Alliance, Inc.	38,300	3,182,730
ELECTRONIC EQUIPMENT MANUFACTURERS—0.5%
FLIR Systems, Inc.	55,500	1,553,445

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRONIC MANUFACTURING SERVICES—0.2%
Trimble Navigation Ltd.*	42,553	$698,720
FOOD RETAIL—1.7%
The Kroger Co.	115,000	4,148,050
Whole Foods Market, Inc.	22,500	712,125
		4,860,175
GENERAL MERCHANDISE STORES—1.3%
Dollar General Corp.	50,900	3,687,196
HEALTH CARE EQUIPMENT—4.6%
DexCom, Inc.*	22,200	1,906,092
Edwards Lifesciences Corp.*	25,000	3,554,250
Hologic, Inc.*	104,500	4,089,085
Intuitive Surgical, Inc.*	7,300	3,354,934
		12,904,361
HEALTH CARE FACILITIES—2.1%
HCA Holdings, Inc.*	52,700	4,076,872
Universal Health Services, Inc., Cl. B	13,800	1,722,378
		5,799,250
HOME IMPROVEMENT RETAIL—2.0%
The Home Depot, Inc.	47,695	5,508,296
HOMEBUILDING—1.0%
Lennar Corp., Cl. A	58,900	2,834,857
HOTELS RESORTS & CRUISE LINES—2.2%
Hilton Worldwide Holdings, Inc.	77,600	1,780,144
Norwegian Cruise Line Holdings Ltd.*	78,400	4,492,320
		6,272,464
HOUSEWARES & SPECIALTIES—0.5%
Jarden Corp.*	27,500	1,344,200
HYPERMARKETS & SUPER CENTERS—2.9%
Costco Wholesale Corp.	56,825	8,215,190
INDUSTRIAL CONGLOMERATES—1.9%
Danaher Corp.	63,695	5,427,451
INTERNET RETAIL—6.3%
Amazon.com, Inc.*	20,820	10,657,550
NetFlix, Inc.*	23,475	2,424,028
The Priceline Group, Inc.*	2,225	2,752,014
TripAdvisor, Inc.*	28,495	1,795,755
		17,629,347
INTERNET SOFTWARE & SERVICES—10.1%
Criteo SA#*	34,450	1,293,253
Demandware, Inc.*	15,780	815,510
Facebook, Inc., Cl. A*	115,862	10,415,994
Google, Inc., Cl. C*	21,485	13,071,904
GrubHub, Inc.*	101,200	2,463,208
Palantir Technologies, Inc., Cl. A*,@	25,072	225,648
		28,285,517
MANAGED HEALTH CARE—1.9%
Aetna, Inc.	11,100	1,214,451

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
MANAGED HEALTH CARE—(CONT.)
UnitedHealth Group, Inc.	35,200	$4,083,552
		5,298,003
MOVIES & ENTERTAINMENT—1.6%
Lions Gate Entertainment Corp.	51,775	1,905,320
Live Nation Entertainment, Inc.*	46,150	1,109,446
Time Warner, Inc.	20,148	1,385,175
		4,399,941
OIL & GAS EXPLORATION & PRODUCTION—0.8%
Anadarko Petroleum Corp.	19,800	1,195,722
Devon Energy Corp.	26,700	990,303
		2,186,025
PHARMACEUTICALS—4.2%
Allergan PLC.*	15,035	4,086,663
Bristol-Myers Squibb Co.	106,300	6,292,960
Eli Lilly & Co.	16,900	1,414,361
		11,793,984
REGIONAL BANKS—0.5%
Citizens Financial Group, Inc.	58,046	1,384,978
RENEWABLE ELECTRICITY—0.6%
TerraForm Power, Inc., Cl. A	109,957	1,563,589
RESEARCH & CONSULTING SERVICES—1.5%
CoStar Group, Inc.*	4,075	705,219
Verisk Analytics, Inc., Cl. A*	49,500	3,658,545
		4,363,764
RESTAURANTS—0.7%
Shake Shack, Inc., Cl. A*	43,235	2,049,339
SEMICONDUCTOR EQUIPMENT—0.5%
SunEdison, Inc.*	193,975	1,392,741
SEMICONDUCTORS—2.9%
Broadcom Corp., Cl. A	43,800	2,252,634
Microsemi Corp.*	52,400	1,719,768
NXP Semiconductors NV*	21,325	1,856,768
Skyworks Solutions, Inc.	26,700	2,248,407
		8,077,577
SOFT DRINKS—3.0%
PepsiCo, Inc.	89,000	8,392,700
SPECIALTY STORES—0.2%
The Michaels Cos, Inc.*	24,083	556,317
SYSTEMS SOFTWARE—3.1%
Microsoft Corp.	124,613	5,515,371
ServiceNow, Inc.*	25,938	1,801,394
TubeMogul, Inc.*	125,100	1,316,052
		8,632,817
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.8%
Apple, Inc.	188,190	20,757,357
Western Digital Corp.	49,525	3,934,266
		24,691,623

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
TRADING COMPANIES & DISTRIBUTORS—0.9%
HD Supply Holdings, Inc.*	92,788	$2,655,593
WIRELESS TELECOMMUNICATION SERVICES—1.3%
SBA Communications Corp., Cl. A*	35,050	3,671,137
TOTAL COMMON STOCKS
(Cost $285,092,624)		273,636,180
PREFERRED STOCKS—0.6%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc., Cl. A*,@,(a)	133,576	56,102
Choicestream, Inc., Cl. B*,@,(a)	284,863	119,642
		175,744
INTERNET SOFTWARE & SERVICES—0.4%
Palantir Technologies, Inc., Cl. B*,@	102,250	920,250
Palantir Technologies, Inc., Cl. D*,@	13,322	119,898
		1,040,148
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*,@	13,642	514,031
TOTAL PREFERRED STOCKS
(Cost $1,482,765)		1,729,923
MASTER LIMITED PARTNERSHIP—1.8%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
The Blackstone Group LP.	155,100	4,912,017
(Cost $5,154,482)		4,912,017
Total Investments
(Cost $291,729,871)(b)	99.8%	280,278,120
Other Assets in Excess of Liabilities	0.2%	643,438
NET ASSETS	100.0%	$280,921,558

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At September 30, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $ 292, 104 , 400 , amounted to $11,826,280 which consisted of aggregate gross unrealized appreciation of $6,751,715 and aggregate gross unrealized depreciation of $ 18,577,995 .
* Non-income producing security.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2015
Choicestream, Inc.	3/14/2014	$4,492	0.00%	$6,506	0.00%
Choicestream, Inc., Cl. A	12/17/2013	106,819	0.03%	56,102	0.02%
Choicestream, Inc., Cl. B	7/10/2014	170,918	0.05%	119,642	0.04%
Intarcia Therapeutics, Inc.	3/27/2014	441,864	0.14%	514,031	0.18%
Palantir Technologies, Inc., Cl. A	10/7/2014	163,143	0.05%	225,648	0.08%
Palantir Technologies, Inc., Cl. B	10/7/2014	675,201	0.20%	920,250	0.33%
Palantir Technologies, Inc., Cl. D	10/14/2014	87,963	0.03%	119,898	0.04%
Total				$1,962,077	0.69%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited)

COMMON STOCKS—91.5%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	7,853	$3,298
AEROSPACE & DEFENSE—1.6%
Hexcel Corp.	27,600	1,238,136
TransDigm Group, Inc.*	4,600	977,086
		2,215,222
AIRLINES—1.1%
United Continental Holdings, Inc.*	28,300	1,501,315
APPAREL ACCESSORIES & LUXURY GOODS—2.7%
Hanesbrands, Inc.	56,400	1,632,216
PVH Corp.	7,800	795,132
Under Armour, Inc., Cl. A*	12,000	1,161,360
		3,588,708
APPAREL RETAIL—0.6%
L Brands, Inc.	8,300	748,079
APPLICATION SOFTWARE—1.5%
ACI Worldwide, Inc.*	49,500	1,045,440
Aspen Technology, Inc.*	11,900	451,129
Synchronoss Technologies, Inc.*	16,900	554,320
		2,050,889
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
WisdomTree Investments, Inc.	67,500	1,088,775
AUTO PARTS & EQUIPMENT—2.2%
BorgWarner, Inc.	7,900	328,561
Delphi Automotive PLC.	22,400	1,703,296
WABCO Holdings, Inc.*	8,900	932,987
		2,964,844
AUTOMOBILE MANUFACTURERS—0.5%
Tesla Motors, Inc.*	2,600	645,840
AUTOMOTIVE RETAIL—2.0%
Advance Auto Parts, Inc.	8,800	1,667,864
Carmax, Inc.*	16,800	996,576
		2,664,440
BIOTECHNOLOGY—4.9%
BioMarin Pharmaceutical, Inc.*	6,100	642,452
Bluebird Bio, Inc.*	5,700	487,635
Celldex Therapeutics, Inc.*	26,700	281,418
Incyte Corp.*	9,400	1,037,102
Intercept Pharmaceuticals, Inc.*	5,700	945,402
Portola Pharmaceuticals, Inc.*	20,800	886,496
Ultragenyx Pharmaceutical, Inc.*	6,700	645,277
United Therapeutics Corp.*	6,100	800,564
Vertex Pharmaceuticals, Inc.*	7,900	822,706
		6,549,052
BUILDING PRODUCTS—3.6%
Allegion PLC.	30,000	1,729,800
AO Smith Corp.	17,100	1,114,749
Fortune Brands Home & Security, Inc.	24,600	1,167,762

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BUILDING PRODUCTS—(CONT.)
Lennox International, Inc.	6,900	$781,977
		4,794,288
CASINOS & GAMING—0.9%
Penn National Gaming, Inc.*	69,000	1,157,820
COMMUNICATIONS EQUIPMENT—3.3%
Arista Networks, Inc.*	9,900	605,781
ARRIS Group, Inc.*	47,100	1,223,187
F5 Networks, Inc.*	11,800	1,366,440
NetScout Systems, Inc.*	33,400	1,181,358
		4,376,766
CONSTRUCTION MATERIALS—0.7%
Vulcan Materials Co.	10,100	900,920
CONSUMER FINANCE—0.6%
LendingClub Corp.*	57,400	759,402
DATA PROCESSING & OUTSOURCED SERVICES—4.2%
Alliance Data Systems Corp.*	9,800	2,538,004
Fiserv, Inc.*	22,800	1,974,708
Vantiv, Inc., CL. A*	25,800	1,158,936
		5,671,648
DRUG RETAIL—0.9%
Rite Aid Corp.*	197,900	1,201,253
ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
Acuity Brands, Inc.	7,000	1,229,060
Hubbell, Inc., Cl. B	6,800	577,660
		1,806,720
FOOD RETAIL—0.8%
The Kroger Co.	31,400	1,132,598
GENERAL MERCHANDISE STORES—2.6%
Burlington Stores, Inc.*	9,800	500,192
Dollar General Corp.	28,800	2,086,272
Dollar Tree, Inc.*	13,000	866,580
		3,453,044
HEALTH CARE EQUIPMENT—4.4%
ABIOMED, Inc.*	8,300	769,908
DexCom, Inc.*	22,900	1,966,194
Edwards Lifesciences Corp.*	6,800	966,756
Hologic, Inc.*	42,200	1,651,286
IDEXX Laboratories, Inc.*	8,000	594,000
		5,948,144
HEALTH CARE FACILITIES—2.2%
Acadia Healthcare Co., Inc.*	17,500	1,159,725
Tenet Healthcare Corporation*	13,600	502,112
Universal Health Services, Inc., Cl. B	10,300	1,285,543
		2,947,380
HEALTH CARE SERVICES—1.5%
Adeptus Health, Inc., Cl. A*	12,100	977,196
Diplomat Pharmacy, Inc.*	14,900	428,077

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE SERVICES—(CONT.)
Team Health Holdings, Inc.*	12,100	$653,763
		2,059,036
HOME FURNISHING RETAIL—0.9%
Williams-Sonoma, Inc.	16,100	1,229,235
HOMEBUILDING—0.7%
Toll Brothers, Inc.*	27,200	931,328
HOTELS RESORTS & CRUISE LINES—6.3%
Diamond Resorts International, Inc.*	60,000	1,403,400
Hilton Worldwide Holdings, Inc.	33,900	777,666
Norwegian Cruise Line Holdings Ltd.*	64,100	3,672,930
Royal Caribbean Cruises Ltd.	28,500	2,539,065
		8,393,061
HOUSEHOLD PRODUCTS—0.7%
Church & Dwight Co., Inc.	11,500	964,850
HOUSEWARES & SPECIALTIES—2.1%
Jarden Corp.*	36,300	1,774,344
Newell Rubbermaid, Inc.	27,500	1,092,025
		2,866,369
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	5,000	637,900
INDUSTRIAL MACHINERY—1.7%
Graco, Inc.	18,800	1,260,164
Ingersoll-Rand PLC.	11,800	599,086
NN, Inc.	25,800	477,300
		2,336,550
INTERNET RETAIL—0.3%
Qunar Cayman Islands Ltd.#*	5,200	156,364
TripAdvisor, Inc.*	3,400	214,268
		370,632
INTERNET SOFTWARE & SERVICES—3.6%
Cornerstone OnDemand, Inc.*	22,700	749,100
Criteo SA#*	14,000	525,560
Demandware, Inc.*	19,800	1,023,264
GrubHub, Inc.*	38,800	944,392
LinkedIn Corp., Cl. A*	5,900	1,121,767
Palantir Technologies, Inc., Cl. A*,@	12,572	113,148
Twitter, Inc.*	13,300	358,302
		4,835,533
INVESTMENT BANKING & BROKERAGE—1.2%
TD Ameritrade Holding Corp.	50,700	1,614,288
MOVIES & ENTERTAINMENT—0.6%
Live Nation Entertainment, Inc.*	32,700	786,108
OIL & GAS DRILLING—0.3%
Patterson-UTI Energy, Inc.	32,400	425,736
OIL & GAS EXPLORATION & PRODUCTION—0.4%
Carrizo Oil & Gas, Inc.*	10,800	329,832
Diamondback Energy, Inc.*	2,400	155,040
		484,872

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PACKAGED FOODS & MEATS—0.7%
TreeHouse Foods, Inc.*	11,300	$879,027
PHARMACEUTICALS—0.9%
Jazz Pharmaceuticals PLC.*	2,800	371,868
Lannett Co., Inc.*	11,600	481,632
Pacira Pharmaceuticals, Inc.*	7,200	295,920
		1,149,420
RAILROADS—0.3%
Genesee & Wyoming, Inc., Cl. A*	7,300	431,284
REAL ESTATE SERVICES—0.6%
Jones Lang LaSalle, Inc.	5,900	848,243
REGIONAL BANKS—1.8%
Citizens Financial Group, Inc.	51,300	1,224,018
Signature Bank*	8,900	1,224,284
		2,448,302
RENEWABLE ELECTRICITY—0.5%
TerraForm Global, Inc., Cl. A*,(b)	34,175	204,848
TerraForm Power, Inc., Cl. A	35,600	506,232
		711,080
RESEARCH & CONSULTING SERVICES—2.3%
CoStar Group, Inc.*	5,200	899,912
Verisk Analytics, Inc., Cl. A*	29,700	2,195,127
		3,095,039
RESTAURANTS—0.2%
Panera Bread Co., Cl. A*	1,700	328,797
SECURITY & ALARM SERVICES—0.6%
Tyco International PLC.	22,100	739,466
SEMICONDUCTOR EQUIPMENT—0.9%
Lam Research Corp.	13,700	895,021
SunEdison, Inc.*	39,610	284,400
		1,179,421
SEMICONDUCTORS—5.1%
Avago Technologies Ltd.	22,600	2,825,226
Microsemi Corp.*	43,100	1,414,542
NXP Semiconductors NV*	17,400	1,515,018
Skyworks Solutions, Inc.	12,200	1,027,362
		6,782,148
SPECIALIZED CONSUMER SERVICES—0.8%
ServiceMaster Global Holdings, Inc.*	34,000	1,140,700
SPECIALIZED FINANCE—2.1%
McGraw Hill Financial, Inc.	18,600	1,608,900
Moody's Corp.	12,500	1,227,500
		2,836,400
SPECIALTY CHEMICALS—1.8%
Axalta Coating Systems Ltd.*	37,000	937,580
PPG Industries, Inc.	8,700	762,903
The Sherwin-Williams Co.	3,400	757,452
		2,457,935

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALTY STORES—3.3%
Signet Jewelers Ltd.	11,800	$1,606,334
The Michaels Cos, Inc.*	25,600	591,360
Tractor Supply Co.	14,200	1,197,344
Ulta Salon, Cosmetics & Fragrance, Inc.*	6,300	1,029,105
		4,424,143
SYSTEMS SOFTWARE—1.8%
ServiceNow, Inc.*	27,800	1,930,710
Tableau Software, Inc., Cl. A*	5,700	454,746
		2,385,456
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.8%
Western Digital Corp.	13,200	1,048,608
TRADING COMPANIES & DISTRIBUTORS—1.2%
HD Supply Holdings, Inc.*	57,200	1,637,064
WIRELESS TELECOMMUNICATION SERVICES—1.6%
SBA Communications Corp., Cl. A*	21,100	2,210,014
TOTAL COMMON STOCKS
(Cost $123,467,347)		122,838,490
PREFERRED STOCKS—2.0%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc., Cl. A*,@,(a)	67,720	28,442
Choicestream, Inc., Cl. B*,@,(a)	148,200	62,244
		90,686
BIOTECHNOLOGY—1.4%
Prosetta Biosciences, Inc.*,@,(a)	170,419	766,885
Tolero Pharmaceuticals, Inc.*,@,(a)	356,682	1,075,789
		1,842,674
INTERNET SOFTWARE & SERVICES—0.4%
Palantir Technologies, Inc., Cl. B*,@	51,276	461,484
Palantir Technologies, Inc., Cl. D*,@	6,681	60,129
		521,613
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*,@	7,214	271,824
TOTAL PREFERRED STOCKS
(Cost $2,602,121)		2,726,797
REAL ESTATE INVESTMENT TRUST—2.6%	SHARES	VALUE
HEALTH CARE—0.4%
Omega Healthcare Investors, Inc.	17,000	597,550
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	24,000	658,560
SPECIALIZED—1.7%
Crown Castle International Corp.	28,100	2,216,247
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $3,886,172)		3,472,357

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	244,501	$244,501
(Cost $244,501)		244,501
Total Investments
(Cost $130,200,141)(c)	96.3%	129,282,145
Other Assets in Excess of Liabilities	3.7%	4,949,331
NET ASSETS	100.0%	$134,231,476

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) Pursuant to Securities and Exchange Commission Rule 144A deemed illiquid until eligible for sale on
January 27, 2016. Security was purchased on June 8, 2015 for a cost of $487,000 and represents 0.2%
of the net assets of the Fund.
(c) At September 30, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $130,998,532, amounted to $1,716,387 which consisted of aggregate gross unrealized appreciation of $11,374,726 and aggregate gross unrealized depreciation of $ 1 3 , 091 , 113.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2015
Choicestream, Inc.	3/14/2014	$2,277	0.00%	$3,298	0.00%
Choicestream, Inc., Cl. A	12/17/2013	54,155	0.03%	28,442	0.02%
Choicestream, Inc., Cl. B	7/10/2014	88,920	0.05%	62,244	0.05%
Intarcia Therapeutics, Inc.	3/27/2014	233,661	0.14%	271,824	0.20%
JS Kred SPV I, LLC.	6/26/2015	244,501	0.15%	244,501	0.18%
Palantir Technologies, Inc., Cl. A	10/7/2014	81,806	0.05%	113,148	0.08%
Palantir Technologies, Inc., Cl. B	10/7/2014	338,598	0.20%	461,484	0.34%
Palantir Technologies, Inc., Cl. D	10/14/2014	44,113	0.03%	60,129	0.05%
Prosetta Biosciences, Inc.	2/6/2015	766,885	0.50%	766,885	0.57%
Tolero Pharmaceuticals, Inc.	8/1/2014	710,780	0.45%	710,780	0.53%
Tolero Pharmaceuticals, Inc.	10/31/2014	365,008	0.23%	365,008	0.27%
Total				$3,087,744	2.29%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited)

COMMON STOCKS—93.4%	SHARES	VALUE
AEROSPACE & DEFENSE—1.0%
Hexcel Corp.	8,320	$373,235
AIR FREIGHT & LOGISTICS—0.6%
Forward Air Corp.	5,745	238,360
AIRLINES—0.6%
JetBlue Airways Corp.*	8,170	210,541
ALTERNATIVE CARRIERS—0.4%
Zayo Group Holdings, Inc.*	6,265	158,880
APPAREL ACCESSORIES & LUXURY GOODS—1.6%
Carter's, Inc.	2,810	254,699
G-III Apparel Group Ltd.*	5,340	329,264
		583,963
APPAREL RETAIL—1.2%
American Eagle Outfitters, Inc.	11,255	175,916
Foot Locker, Inc.	3,985	286,800
		462,716
APPLICATION SOFTWARE—3.9%
Blackbaud, Inc.	8,065	452,608
Fair Isaac Corp.	2,715	229,417
HubSpot, Inc.*	8,240	382,089
Splunk, Inc.*	4,510	249,629
Tyler Technologies, Inc.*	895	133,632
		1,447,375
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
WisdomTree Investments, Inc.	14,995	241,869
AUTO PARTS & EQUIPMENT—2.3%
Gentherm, Inc.*	4,560	204,835
Lear Corp.	3,170	344,833
WABCO Holdings, Inc.*	3,030	317,635
		867,303
BIOTECHNOLOGY—6.8%
ACADIA Pharmaceuticals, Inc.*	3,810	125,997
Alkermes PLC.*	3,145	184,517
Anacor Pharmaceuticals, Inc.*	1,185	139,486
Bluebird Bio, Inc.*	1,145	97,955
Cepheid, Inc.*	6,110	276,172
Clovis Oncology, Inc.*	1,525	140,239
Dyax Corp.*	7,605	145,180
Halozyme Therapeutics, Inc.*	8,110	108,917
Heron Therapeutics, Inc.*	3,960	96,624
Intercept Pharmaceuticals, Inc.*	845	140,152
Juno Therapeutics, Inc.*	4,570	185,953
Neurocrine Biosciences, Inc.*	3,205	127,527
Novavax, Inc.*	12,855	90,885
Portola Pharmaceuticals, Inc.*	3,467	147,764
Seattle Genetics, Inc.*	4,170	160,795
Ultragenyx Pharmaceutical, Inc.*	1,440	138,686
United Therapeutics Corp.*	1,625	213,265
		2,520,114

THE ALGER PORTFOLIOS | ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BUILDING PRODUCTS—4.5%
Allegion PLC.	7,475	$431,008
AO Smith Corp.	4,940	322,039
Fortune Brands Home & Security, Inc.	7,310	347,006
Lennox International, Inc.	2,890	327,524
Masonite International Corp.*	4,245	257,162
		1,684,739
CASINOS & GAMING—0.9%
Penn National Gaming, Inc.*	19,275	323,434
COMMODITY CHEMICALS—0.5%
Calgon Carbon Corp.	12,015	187,194
COMMUNICATIONS EQUIPMENT—1.0%
Arista Networks, Inc.*	1,410	86,278
ARRIS Group, Inc.*	10,635	276,191
		362,469
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—1.0%
Wabtec Corp.	4,295	378,175
CONSTRUCTION MATERIALS—0.9%
Vulcan Materials Co.	3,585	319,782
CONSUMER ELECTRONICS—0.4%
Harman International Industries, Inc.	1,600	153,584
CONSUMER FINANCE—0.4%
PRA Group, Inc.*	3,025	160,083
DATA PROCESSING & OUTSOURCED SERVICES—5.7%
Broadridge Financial Solutions	6,475	358,391
Euronet Worldwide, Inc.*	5,390	399,345
MAXIMUS, Inc.	6,425	382,673
Total System Services, Inc.	6,660	302,564
Vantiv, Inc., CL. A*	10,735	482,216
WEX, Inc.*	2,150	186,706
		2,111,895
DISTRIBUTORS—0.9%
LKQ Corp.*	11,180	317,065
DRUG RETAIL—0.7%
Rite Aid Corp.*	40,425	245,380
EDUCATION SERVICES—0.8%
Grand Canyon Education, Inc.*	8,030	305,060
ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Acuity Brands, Inc.	2,465	432,805
ELECTRONIC EQUIPMENT MANUFACTURERS—0.5%
FEI Co.	2,555	186,617
ENVIRONMENTAL & FACILITIES SERVICES—1.2%
Waste Connections, Inc.	9,302	451,891
FOOD DISTRIBUTORS—0.3%
United Natural Foods, Inc.*	2,050	99,446
FOOD RETAIL—0.9%
Smart & Final Stores, Inc.*	20,390	320,327

THE ALGER PORTFOLIOS | ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
FOOTWEAR—0.6%
Skechers U.S.A. Inc., Cl. A*	1,790	$240,003
GENERAL MERCHANDISE STORES—1.1%
Burlington Stores, Inc.*	8,340	425,674
HEALTH CARE EQUIPMENT—4.4%
ABIOMED, Inc.*	4,580	424,841
DexCom, Inc.*	4,710	404,400
Hologic, Inc.*	10,275	402,061
IDEXX Laboratories, Inc.*	3,575	265,444
Steris Corp.	2,265	147,157
		1,643,903
HEALTH CARE FACILITIES—3.3%
Acadia Healthcare Co., Inc.*	5,900	390,993
Amsurg Corp.*	4,340	337,262
Healthsouth Corp.	3,965	152,137
VCA Antech, Inc.*	6,385	336,170
		1,216,562
HEALTH CARE SERVICES—1.8%
Adeptus Health, Inc., Cl. A*	3,835	309,715
Diplomat Pharmacy, Inc.*	5,875	168,789
Team Health Holdings, Inc.*	3,380	182,621
		661,125
HEALTH CARE SUPPLIES—0.4%
LDR Holding Corp.*	4,000	138,120
HOME FURNISHING RETAIL—0.9%
Williams-Sonoma, Inc.	4,515	344,720
HOMEBUILDING—0.5%
Toll Brothers, Inc.*	5,370	183,869
HOTELS RESORTS & CRUISE LINES—0.5%
Diamond Resorts International, Inc.*	7,368	172,338
HOUSEHOLD APPLIANCES—0.9%
Helen of Troy Ltd.*	3,585	320,140
HOUSEWARES & SPECIALTIES—1.2%
Jarden Corp.*	9,297	454,437
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
On Assignment, Inc.*	7,575	279,517
INDUSTRIAL MACHINERY—1.6%
Graco, Inc.	4,225	283,202
NN, Inc.	16,035	296,647
		579,849
INTERNET SOFTWARE & SERVICES—2.6%
comScore, Inc.*	4,080	188,292
Criteo SA#*	5,580	209,473
Demandware, Inc.*	5,270	272,354
Limelight Networks, Inc.*	3,330	6,360
Palantir Technologies, Inc., Cl. A*,@	3,818	34,362
Stamps.com, Inc.*	3,295	243,863
		954,704

THE ALGER PORTFOLIOS | ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INVESTMENT BANKING & BROKERAGE—0.5%
Virtu Financial, Inc., Cl. A	8,615	$197,456
LEISURE FACILITIES—0.4%
Planet Fitness, Inc., Cl. A*	8,875	152,117
LEISURE PRODUCTS—0.8%
Brunswick Corp.	6,110	292,608
LIFE SCIENCES TOOLS & SERVICES—1.4%
Mettler-Toledo International, Inc.*	460	130,980
PRA Health Sciences, Inc.*	9,825	381,505
		512,485
MANAGED HEALTH CARE—0.8%
Centene Corp.*	5,270	285,792
MOVIES & ENTERTAINMENT—0.7%
Lions Gate Entertainment Corp.	7,265	267,352
OIL & GAS EQUIPMENT & SERVICES—0.2%
Weatherford International PLC.*	8,185	69,409
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Diamondback Energy, Inc.*	1,775	114,665
Whiting Petroleum Corp.*	4,250	64,897
		179,562
OIL & GAS STORAGE & TRANSPORTATION—0.2%
Cheniere Energy Partners LP Holdings LLC	4,660	88,587
PACKAGED FOODS & MEATS—1.4%
Hain Celestial Group, Inc.*	4,810	248,196
TreeHouse Foods, Inc.*	3,600	280,044
		528,240
PAPER PACKAGING—1.7%
Graphic Packaging Holding Co.	22,520	288,031
Packaging Corp., of America	3,125	188,000
Sealed Air Corp.	3,405	159,626
		635,657
PHARMACEUTICALS—1.6%
Aerie Pharmaceuticals, Inc.*	3,795	67,323
Akorn, Inc.*	4,760	135,684
Impax Laboratories, Inc.*	2,835	99,821
Intersect ENT, Inc.*	4,935	115,479
Lannett Co., Inc.*	4,385	182,065
		600,372
RAILROADS—0.5%
Genesee & Wyoming, Inc., Cl. A*	3,115	184,034
REAL ESTATE SERVICES—0.7%
Jones Lang LaSalle, Inc.	1,945	279,633
REGIONAL BANKS—2.6%
Investors Bancorp, Inc.	29,880	368,719
Signature Bank*	3,405	468,392
SVB Financial Group*	1,115	128,827
		965,938
RESEARCH & CONSULTING SERVICES—0.7%
CoStar Group, Inc.*	1,460	252,668

THE ALGER PORTFOLIOS | ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
RESTAURANTS—3.0%
Dave & Buster's Entertainment, Inc.*	6,970	$263,675
Panera Bread Co., Cl. A*	980	189,542
Papa John's International, Inc.	4,915	336,579
Restaurant Brands International, Inc.	8,840	317,533
		1,107,329
SEMICONDUCTORS—1.7%
Cavium Networks, Inc.*	4,495	275,858
Microsemi Corp.*	10,715	351,666
		627,524
SPECIALIZED CONSUMER SERVICES—2.1%
Service Corp. International	13,850	375,335
ServiceMaster Global Holdings, Inc.*	11,930	400,251
		775,586
SPECIALTY CHEMICALS—1.8%
Axalta Coating Systems Ltd.*	12,920	327,393
International Flavors & Fragrances, Inc.	1,490	153,858
PolyOne Corp.	6,251	183,404
		664,655
SPECIALTY STORES—3.2%
Party City Holdco, Inc.*	17,070	272,608
Signet Jewelers Ltd.	2,035	277,024
The Michaels Cos, Inc.*	13,440	310,464
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,025	330,784
		1,190,880
SYSTEMS SOFTWARE—3.6%
Fortinet, Inc.*	7,690	326,671
Proofpoint, Inc.*	7,105	428,574
ServiceNow, Inc.*	4,600	319,470
Tableau Software, Inc., Cl. A*	1,445	115,282
TubeMogul, Inc.*	12,485	131,342
		1,321,339
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.9%
Electronics For Imaging, Inc.*	7,365	318,757
TRADING COMPANIES & DISTRIBUTORS—1.1%
HD Supply Holdings, Inc.*	14,940	427,583
TOTAL COMMON STOCKS
(Cost $33,258,731)		34,684,826
PREFERRED STOCKS—0.9%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc.*,@,(a)	10,615	47,768
INTERNET SOFTWARE & SERVICES—0.4%
Palantir Technologies, Inc., Cl. B*,@	15,569	140,121
Palantir Technologies, Inc., Cl. D*,@	2,028	18,252
		158,373
PHARMACEUTICALS—0.4%
Intarcia Therapeutics, Inc.*,@	3,330	125,474
TOTAL PREFERRED STOCKS
(Cost $271,826)		331,615

THE ALGER PORTFOLIOS | ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

MASTER LIMITED PARTNERSHIP—0.5%	SHARES	VALUE
INVESTMENT BANKING & BROKERAGE—0.5%
Lazard Ltd., Cl. A	4,020	$174,066
(Cost $204,751)		174,066
REAL ESTATE INVESTMENT TRUST—2.8%	SHARES	VALUE
HOTELS & RESORTS—0.6%
Pebblebrook Hotel Trust	6,595	233,793
SPECIALIZED—2.2%
Lamar Advertising Co., Cl. A	7,129	371,991
Sovran Self Storage, Inc.	4,785	451,225
		823,216
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,023,022)		1,057,009
Total Investments
(Cost $34,758,330)(b)	97.6%	36,247,516
Other Assets in Excess of Liabilities	2.4%	909,639
NET ASSETS	100.0%	$37,157,155

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At September 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $ 35, 011 ,148, amounted to $1,236,368 which consisted of aggregate gross unrealized appreciation of $3,692,377 and aggregate gross unrealized depreciation of $ 2,456, 009.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2015
Intarcia Therapeutics, Inc.	3/27/2014	$107,859	0.14%	$125,474	0.34%
Palantir Technologies, Inc., Cl. A	10/7/2014	24,844	0.05%	34,362	0.09%
Palantir Technologies, Inc., Cl. B	10/7/2014	102,809	0.20%	140,121	0.37%
Palantir Technologies, Inc., Cl. D	10/14/2014	13,390	0.03%	18,252	0.05%
Prosetta Biosciences, Inc.	2/6/2015	47,768	0.10%	47,768	0.13%
Total				$365,977	0.98%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited)

COMMON STOCKS—94.2%	SHARES	VALUE
AEROSPACE & DEFENSE—1.0%
Esterline Technologies Corp.*	8,050	$578,715
Hexcel Corp.	42,000	1,884,120
		2,462,835
AIR FREIGHT & LOGISTICS—0.6%
Forward Air Corp.	31,900	1,323,531
AIRLINES—0.5%
Spirit Airlines, Inc.*	23,400	1,106,820
APPAREL ACCESSORIES & LUXURY GOODS—1.2%
G-III Apparel Group Ltd.*	45,300	2,793,198
APPAREL RETAIL—0.6%
American Eagle Outfitters, Inc.	87,400	1,366,062
APPLICATION SOFTWARE—13.7%
ACI Worldwide, Inc.*	145,300	3,068,736
American Software, Inc., Cl. A	258,900	2,438,838
Blackbaud, Inc.	78,700	4,416,644
Ellie Mae, Inc.*	35,000	2,329,950
Fair Isaac Corp.	33,600	2,839,200
Guidewire Software, Inc.*	46,700	2,455,486
HubSpot, Inc.*	64,100	2,972,317
Manhattan Associates, Inc.*	61,600	3,837,680
PROS Holdings, Inc.*	158,100	3,500,334
SolarWinds, Inc.*	50,200	1,969,848
Tyler Technologies, Inc.*	15,900	2,374,029
		32,203,062
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
WisdomTree Investments, Inc.	58,900	950,057
AUTO PARTS & EQUIPMENT—1.3%
Gentherm, Inc.*	38,200	1,715,944
Tenneco, Inc.*	29,000	1,298,330
		3,014,274
AUTOMOTIVE RETAIL—0.8%
Lithia Motors, Inc., Cl. A	16,800	1,816,248
BIOTECHNOLOGY—9.4%
ACADIA Pharmaceuticals, Inc.*	21,000	694,470
Aimmune Therapeutics, Inc.*	37,800	957,096
Amicus Therapeutics, Inc.*	65,100	910,749
Anacor Pharmaceuticals, Inc.*	11,400	1,341,894
Celldex Therapeutics, Inc.*	68,000	716,720
Cepheid, Inc.*	53,900	2,436,280
Clovis Oncology, Inc.*	17,300	1,590,908
Dyax Corp.*	59,500	1,135,855
Halozyme Therapeutics, Inc.*	72,100	968,303
Heron Therapeutics, Inc.*	39,600	966,240
Incyte Corp.*	34,700	3,828,451
Juno Therapeutics, Inc.*	22,100	899,249
Neurocrine Biosciences, Inc.*	30,100	1,197,679
Novavax, Inc.*	91,300	645,491
Portola Pharmaceuticals, Inc.*	25,400	1,082,548

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BIOTECHNOLOGY—(CONT.)
TESARO, Inc.*	28,900	$1,158,890
Ultragenyx Pharmaceutical, Inc.*	15,200	1,463,912
		21,994,735
BUILDING PRODUCTS—1.3%
Masonite International Corp.*	31,900	1,932,502
NCI Building Systems, Inc.*	103,600	1,095,052
		3,027,554
CASINOS & GAMING—0.9%
Penn National Gaming, Inc.*	121,200	2,033,736
COMMODITY CHEMICALS—0.6%
Calgon Carbon Corp.	95,900	1,494,122
COMMUNICATIONS EQUIPMENT—2.0%
ARRIS Group, Inc.*	44,100	1,145,277
NetScout Systems, Inc.*	102,700	3,632,499
		4,777,776
CONSUMER FINANCE—0.7%
PRA Group, Inc.*	30,700	1,624,644
DATA PROCESSING & OUTSOURCED SERVICES—2.4%
Euronet Worldwide, Inc.*	29,700	2,200,473
MAXIMUS, Inc.	34,000	2,025,040
WEX, Inc.*	17,400	1,511,016
		5,736,529
EDUCATION SERVICES—0.8%
Grand Canyon Education, Inc.*	47,800	1,815,922
ELECTRONIC COMPONENTS—1.2%
DTS, Inc.*	106,500	2,843,550
ELECTRONIC EQUIPMENT MANUFACTURERS—2.4%
Cognex Corp.	91,100	3,131,107
FEI Co.	34,300	2,505,272
		5,636,379
FOOD DISTRIBUTORS—0.4%
United Natural Foods, Inc.*	21,700	1,052,667
FOOD RETAIL—1.1%
Smart & Final Stores, Inc.*	166,000	2,607,860
GENERAL MERCHANDISE STORES—1.3%
Burlington Stores, Inc.*	59,100	3,016,464
HEALTH CARE EQUIPMENT—6.6%
Abaxis, Inc.	58,100	2,555,819
ABIOMED, Inc.*	26,900	2,495,244
Cantel Medical Corp.	73,300	4,156,110
Cyberonics, Inc.*	62,800	3,816,984
GenMark Diagnostics, Inc.*	237,115	1,866,095
Steris Corp.	7,400	480,778
		15,371,030
HEALTH CARE FACILITIES—2.7%
Amsurg Corp.*	19,700	1,530,887
Healthsouth Corp.	45,800	1,757,346

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE FACILITIES—(CONT.)
VCA Antech, Inc.*	56,600	$2,979,990
		6,268,223
HEALTH CARE SERVICES—2.2%
Adeptus Health, Inc., Cl. A*	24,800	2,002,848
Diplomat Pharmacy, Inc.*	41,700	1,198,041
Team Health Holdings, Inc.*	17,000	918,510
Teladoc, Inc.*	50,800	1,132,332
		5,251,731
HEALTH CARE SUPPLIES—2.7%
Neogen Corp.*	75,100	3,378,749
Quidel Corp.*	154,000	2,907,520
		6,286,269
HEALTH CARE TECHNOLOGY—2.1%
Medidata Solutions, Inc.*	97,500	4,105,725
Veeva Systems, Inc., Cl. A*	34,600	809,986
		4,915,711
HOMEFURNISHING RETAIL—0.6%
Restoration Hardware Holdings, Inc.*	15,400	1,436,974
HOTELS RESORTS & CRUISE LINES—0.5%
Diamond Resorts International, Inc.*	50,400	1,178,856
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.9%
On Assignment, Inc.*	55,600	2,051,640
INDUSTRIAL MACHINERY—1.9%
NN, Inc.	52,400	969,400
Proto Labs, Inc.*	52,900	3,544,300
		4,513,700
INTERNET SOFTWARE & SERVICES—7.1%
comScore, Inc.*	22,200	1,024,530
Criteo SA#*	64,200	2,410,068
Cvent, Inc.*	75,997	2,558,059
Demandware, Inc.*	63,100	3,261,008
SPS Commerce, Inc.*	65,800	4,467,162
Stamps.com, Inc.*	39,700	2,938,197
		16,659,024
INVESTMENT BANKING & BROKERAGE—0.6%
Evercore Partners, Inc., Cl. A	28,400	1,426,816
LEISURE FACILITIES—0.4%
Planet Fitness, Inc., Cl. A*	49,200	843,288
LIFE SCIENCES TOOLS & SERVICES—2.8%
Bio-Techne Corp.	43,100	3,985,026
PRA Health Sciences, Inc.*	65,710	2,551,519
		6,536,545
MANAGED HEALTH CARE—0.9%
Molina Healthcare, Inc.*	29,500	2,031,075
OIL & GAS EQUIPMENT & SERVICES—0.3%
RPC, Inc.	71,400	631,890
OIL & GAS EXPLORATION & PRODUCTION—0.9%
Parsley Energy, Inc., Cl. A*	74,700	1,125,729

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—(CONT.)
QEP Resources, Inc.	80,600	$1,009,918
		2,135,647
PAPER PACKAGING—0.6%
Graphic Packaging Holding Co.	109,100	1,395,389
PHARMACEUTICALS—1.6%
Impax Laboratories, Inc.*	30,800	1,084,468
Intersect ENT, Inc.*	72,400	1,694,160
Lannett Co., Inc.*	22,600	938,352
		3,716,980
REGIONAL BANKS—2.4%
Bank of the Ozarks, Inc.	54,921	2,403,343
Boston Private Financial Holdings, Inc.	161,800	1,893,060
Investors Bancorp, Inc.	113,700	1,403,058
		5,699,461
RESTAURANTS—2.6%
Dave & Buster's Entertainment, Inc.*	40,200	1,520,766
Fiesta Restaurant Group, Inc.*	25,600	1,161,472
Papa John's International, Inc.	39,200	2,684,416
Shake Shack, Inc., Cl. A*	13,400	635,160
		6,001,814
SEMICONDUCTORS—2.5%
Cavium Networks, Inc.*	28,800	1,767,456
Microsemi Corp.*	69,600	2,284,272
Monolithic Power Systems, Inc.	35,200	1,802,240
		5,853,968
SPECIALTY CHEMICALS—1.9%
Balchem Corp.	72,900	4,430,133
SPECIALTY STORES—1.5%
Five Below, Inc.*	68,340	2,294,857
Party City Holdco, Inc.*	80,300	1,282,391
		3,577,248
SYSTEMS SOFTWARE—2.0%
Proofpoint, Inc.*	57,200	3,450,304
TubeMogul, Inc.*	127,000	1,336,040
		4,786,344
TRADING COMPANIES & DISTRIBUTORS—1.0%
Watsco, Inc.	19,200	2,274,816
TRUCKING—0.3%
Swift Transportation Co.*	55,800	838,116
TOTAL COMMON STOCKS
(Cost $220,418,488)		220,810,713
PREFERRED STOCKS—0.8%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc.*,@,(a)	75,383	339,224
Tolero Pharmaceuticals, Inc.*,@,(a)	244,116	736,278
		1,075,502

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—0.3%
Intarcia Therapeutics, Inc.*,@	22,595	$851,379
TOTAL PREFERRED STOCKS
(Cost $1,807,354)		1,926,881
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Neuralstem, Inc., 1/8/2019*	133,150	–
(Cost $0)		–
REAL ESTATE INVESTMENT TRUST—2.3%	SHARES	VALUE
HOTELS & RESORTS—0.7%
Pebblebrook Hotel Trust	43,300	1,534,985
SPECIALIZED—1.6%
CyrusOne, Inc.	41,400	1,352,124
Sovran Self Storage, Inc.	26,000	2,451,800
		3,803,924
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $5,047,169)		5,338,909
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	427,047	427,047
(Cost $427,047)		427,047
Total Investments
(Cost $227,700,058)(b)	97.5%	228,503,550
Other Assets in Excess of Liabilities	2.5%	5,888,380
NET ASSETS	100.0%	$234,391,930

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At September 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $ 22 9 ,970,021, amounted to $1,466,471 which consisted of aggregate gross unrealized appreciation of $21,266,757 and aggregate gross unrealized depreciation of $ 22,733,228 .
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2015
Intarcia Therapeutics, Inc.	3/27/2014	$731,852	0.15%	$851,379	0.36%
JS Kred SPV I, LLC.	6/26/2015	427,047	0.16%	427,047	0.18%
Prosetta Biosciences, Inc.	2/6/2015	339,224	0.10%	339,224	0.15%
Tolero Pharmaceuticals, Inc.	10/31/2014	736,278	0.20%	736,278	0.31%
Total				$2,353,928	1.00%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited)

COMMON STOCKS—86.2%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	1,723	$724
AEROSPACE & DEFENSE—4.5%
General Dynamics Corp.	2,550	351,772
Honeywell International, Inc.	6,550	620,220
The Boeing Co.	4,050	530,347
		1,502,339
AIR FREIGHT & LOGISTICS—0.8%
United Parcel Service, Inc., Cl. B	2,600	256,594
AIRPORT SERVICES—0.8%
Macquarie Infrastructure Corp.	3,500	261,310
APPAREL RETAIL—1.3%
L Brands, Inc.	2,100	189,273
VF Corp.	3,800	259,198
		448,471
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
Ameriprise Financial, Inc.	1,400	152,782
BlackRock, Inc.	1,500	446,205
		598,987
AUTO PARTS & EQUIPMENT—1.6%
Delphi Automotive PLC.	5,100	387,804
Johnson Controls, Inc.	3,450	142,692
		530,496
BIOTECHNOLOGY—1.5%
Amgen, Inc.	1,350	186,732
Gilead Sciences, Inc.	3,200	314,208
		500,940
BREWERS—0.9%
Anheuser-Busch InBev SA#	1,050	111,636
Molson Coors Brewing Co., Cl. B	2,300	190,946
		302,582
CABLE & SATELLITE—1.5%
Comcast Corporation, Cl. A	9,150	520,452
CASINOS & GAMING—0.4%
Las Vegas Sands Corp.	3,400	129,098
COMMUNICATIONS EQUIPMENT—1.8%
Cisco Systems, Inc.	14,250	374,062
QUALCOMM, Inc.	4,300	231,039
		605,101
CONSUMER ELECTRONICS—0.4%
Garmin Ltd.	3,850	138,138
CONSUMER FINANCE—0.6%
Discover Financial Services	3,850	200,162
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Xerox Corp.	21,150	205,790
DIVERSIFIED BANKS—4.6%
JPMorgan Chase & Co.	13,750	838,338
Wells Fargo & Co.	13,500	693,225
		1,531,563

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
DIVERSIFIED CHEMICALS—0.7%
The Dow Chemical Co.	5,700	$241,680
DRUG RETAIL—2.1%
CVS Caremark Corp.	5,250	506,520
Walgreens Boots Alliance, Inc.	2,500	207,750
		714,270
FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
Potash Corporation of Saskatchewan, Inc.	4,900	100,695
HEALTH CARE EQUIPMENT—1.2%
Becton Dickinson and Co.	1,800	238,788
St. Jude Medical, Inc.	2,700	170,343
		409,131
HOME IMPROVEMENT RETAIL—2.1%
The Home Depot, Inc.	6,200	716,038
HOTELS RESORTS & CRUISE LINES—1.2%
Royal Caribbean Cruises Ltd.	4,600	409,814
HOUSEHOLD PRODUCTS—1.3%
The Procter & Gamble Co.	6,216	447,179
HYPERMARKETS & SUPER CENTERS—1.0%
Wal-Mart Stores, Inc.	5,250	340,410
INDUSTRIAL CONGLOMERATES—2.1%
General Electric Co.	27,600	696,072
INTEGRATED OIL & GAS—3.3%
Exxon Mobil Corp.	10,850	806,698
Total SA#	7,150	319,676
		1,126,374
INTEGRATED TELECOMMUNICATION SERVICES—3.0%
AT&T, Inc.	10,250	333,945
Verizon Communications, Inc.	15,359	668,270
		1,002,215
INTERNET SOFTWARE & SERVICES—3.5%
Facebook, Inc., Cl. A*	3,400	305,660
Google, Inc., Cl. A*	700	446,859
Google, Inc., Cl. C*	701	426,502
		1,179,021
INVESTMENT BANKING & BROKERAGE—2.2%
Morgan Stanley	17,100	538,650
TD Ameritrade Holding Corp.	6,000	191,040
		729,690
LEISURE FACILITIES—0.6%
Six Flags Entertainment Corp.	4,600	210,588
MANAGED HEALTH CARE—2.0%
Aetna, Inc.	3,050	333,700
UnitedHealth Group, Inc.	2,850	330,629
		664,329
MOVIES & ENTERTAINMENT—1.1%
The Walt Disney Co.	3,550	362,810
MULTI-LINE INSURANCE—0.8%
Hartford Financial Services Group, Inc.	5,700	260,946

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
MULTI-UTILITIES—0.7%
Sempra Energy	2,250	$217,620
OIL & GAS EQUIPMENT & SERVICES—0.7%
Halliburton Company	6,550	231,543
OIL & GAS EXPLORATION & PRODUCTION—1.0%
ConocoPhillips	7,150	342,914
OIL, GAS & CONSUMABLE FUELS—0.4%
The Williams Cos., Inc.	3,500	128,975
OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
Bank of America Corp.	22,250	346,655
PACKAGED FOODS & MEATS—0.6%
The Kraft Heinz Co.	3,072	216,822
PHARMACEUTICALS—8.5%
Bristol-Myers Squibb Co.	9,000	532,800
Eli Lilly & Co.	7,050	590,014
GlaxoSmithKline PLC.#	5,700	219,165
Johnson & Johnson	6,900	644,115
Pfizer, Inc.	20,036	629,331
Roche Holding AG#	8,000	263,600
		2,879,025
RAILROADS—1.1%
CSX Corp.	14,050	377,945
RENEWABLE ELECTRICITY—0.3%
TerraForm Global, Inc., Cl. A*,(b)	7,509	45,008
TerraForm Power, Inc., Cl. A	4,800	68,256
		113,264
RESTAURANTS—2.0%
Darden Restaurants, Inc.	3,350	229,609
McDonald's Corp.	4,550	448,311
		677,920
SECURITY & ALARM SERVICES—0.9%
Tyco International PLC.	8,600	287,756
SEMICONDUCTOR EQUIPMENT—0.5%
Kla-Tencor Corp.	3,450	172,500
SEMICONDUCTORS—2.6%
Avago Technologies Ltd.	3,550	443,785
Intel Corp.	13,900	418,946
		862,731
SOFT DRINKS—3.1%
PepsiCo, Inc.	6,650	627,095
The Coca-Cola Co.	10,300	413,236
		1,040,331
SPECIALIZED FINANCE—1.2%
CME Group, Inc.	4,480	415,475
SYSTEMS SOFTWARE—2.7%
Microsoft Corp.	20,550	909,543
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.3%
Apple, Inc.	13,550	1,494,565

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
TECHNOLOGY HARDWARE STORAGE &
PERIPHERALS—(CONT.)
Seagate Technology PLC.	6,650	$297,920
		1,792,485
TOBACCO—2.0%
Altria Group, Inc.	12,650	688,160
TOTAL COMMON STOCKS
(Cost $22,609,866)		29,045,673
CONVERTIBLE PREFERRED STOCKS—0.7%	SHARES	VALUE
PHARMACEUTICALS—0.7%
Allergan PLC., 5.50%, 3/1/2018	260	245,300
(Cost $260,000)		245,300
PREFERRED STOCKS—0.1%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	14,862	6,242
Choicestream, Inc., Cl. B*,@,(a)	31,697	13,313
		19,555
TOTAL PREFERRED STOCKS
(Cost $30,903)		19,555
MASTER LIMITED PARTNERSHIP—2.2%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
The Blackstone Group LP.	16,850	533,639
OIL & GAS STORAGE & TRANSPORTATION—0.6%
Cheniere Energy Partners LP.	8,150	214,671
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $653,598)		748,310
REAL ESTATE INVESTMENT TRUST—2.9%	SHARES	VALUE
HEALTH CARE—1.0%
Welltower, Inc.	4,750	321,670
MORTGAGE—0.6%
Blackstone Mortgage Trust, Inc., Cl. A	7,350	201,684
SPECIALIZED—1.3%
Crown Castle International Corp.	2,800	220,836
Lamar Advertising Co., Cl. A	4,350	226,983
		447,819
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $923,950)		971,173
Total Investments
(Cost $24,478,317)(c)	92.1%	31,030,011
Other Assets in Excess of Liabilities	7.9%	2,658,719
NET ASSETS	100.0%	$33,688,730

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) Pursuant to Securities and Exchange Commission Rule 144A deemed illiquid until eligible for sale on
January 27, 2016. Security was purchased on June 8, 2015 for a cost of $107,000 and represents 0.1%
of the net assets of the Fund.
(c) At September 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,435,612, amounted to $ 6,5 94 , 399 which consisted of aggregate gross unrealized appreciation of $7,756,142 and aggregate gross unrealized depreciation of $ 1,161,743 .
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

				% of net assets		% of net assets
		Acquisition		(Acquisition	Market	as of
Security		Date(s)	Cost	Date)	Value	9/30/2015
Choicestream, Inc.		3/14/2014	$500	0.00%	$724	0.00%
Choicestream, Inc., Cl. A		12/17/2014	11,885	0.03%	6,242	0.02%
Choicestream, Inc., Cl. B		7/10/2014	19,018	0.05%	13,313	0.04%
	Total				$20,279	0.06%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited)

COMMON STOCKS—61.6%	SHARES	VALUE
AEROSPACE & DEFENSE—3.2%
General Dynamics Corp.	4,500	$620,775
Honeywell International, Inc.	12,100	1,145,749
The Boeing Co.	7,500	982,125
		2,748,649
AIR FREIGHT & LOGISTICS—0.6%
United Parcel Service, Inc., Cl. B	4,800	473,712
AIRPORT SERVICES—0.5%
Macquarie Infrastructure Corp.	6,200	462,892
APPAREL RETAIL—1.0%
L Brands, Inc.	3,800	342,494
VF Corp.	6,900	470,649
		813,143
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
Ameriprise Financial, Inc.	2,500	272,825
BlackRock, Inc.	2,400	713,928
		986,753
AUTO PARTS & EQUIPMENT—1.1%
Delphi Automotive PLC.	9,200	699,568
Johnson Controls, Inc.	6,000	248,160
		947,728
BIOTECHNOLOGY—1.1%
Amgen, Inc.	2,400	331,968
Gilead Sciences, Inc.	5,800	569,502
		901,470
BREWERS—0.6%
Anheuser-Busch InBev SA#	1,900	202,008
Molson Coors Brewing Co., Cl. B	4,200	348,684
		550,692
CABLE & SATELLITE—1.1%
Comcast Corporation, Cl. A	16,803	955,755
CASINOS & GAMING—0.3%
Las Vegas Sands Corp.	6,100	231,617
COMMUNICATIONS EQUIPMENT—1.3%
Cisco Systems, Inc.	25,700	674,625
QUALCOMM, Inc.	7,700	413,721
		1,088,346
CONSUMER ELECTRONICS—0.3%
Garmin Ltd.	6,900	247,572
CONSUMER FINANCE—0.4%
Discover Financial Services	7,000	363,930
DATA PROCESSING & OUTSOURCED SERVICES—0.4%
Xerox Corp.	37,000	360,010
DIVERSIFIED BANKS—3.2%
JPMorgan Chase & Co.	24,700	1,505,959
Wells Fargo & Co.	24,500	1,258,075
		2,764,034
DIVERSIFIED CHEMICALS—0.5%
The Dow Chemical Co.	10,100	428,240

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
DRUG RETAIL—1.5%
CVS Caremark Corp.	9,600	$926,208
Walgreens Boots Alliance, Inc.	4,600	382,260
		1,308,468
FERTILIZERS & AGRICULTURAL CHEMICALS—0.2%
Potash Corporation of Saskatchewan, Inc.	8,600	176,730
HEALTH CARE EQUIPMENT—0.9%
Becton Dickinson and Co.	3,300	437,778
St. Jude Medical, Inc.	5,000	315,450
		753,228
HOME IMPROVEMENT RETAIL—1.5%
The Home Depot, Inc.	11,300	1,305,037
HOTELS RESORTS & CRUISE LINES—0.9%
Royal Caribbean Cruises Ltd.	8,700	775,083
HOUSEHOLD PRODUCTS—1.0%
The Procter & Gamble Co.	11,300	812,922
HYPERMARKETS & SUPER CENTERS—0.7%
Wal-Mart Stores, Inc.	9,200	596,528
INDUSTRIAL CONGLOMERATES—1.5%
General Electric Co.	52,500	1,324,050
INTEGRATED OIL & GAS—2.4%
Exxon Mobil Corp.	19,700	1,464,695
Total SA#	12,900	576,759
		2,041,454
INTEGRATED TELECOMMUNICATION SERVICES—2.2%
AT&T, Inc.	19,900	648,342
Verizon Communications, Inc.	28,708	1,249,085
		1,897,427
INTERNET SOFTWARE & SERVICES—2.5%
Facebook, Inc., Cl. A*	6,200	557,380
Google, Inc., Cl. A*	1,300	829,881
Google, Inc., Cl. C*	1,303	792,771
		2,180,032
INVESTMENT BANKING & BROKERAGE—1.5%
Morgan Stanley	30,900	973,350
TD Ameritrade Holding Corp.	10,900	347,056
		1,320,406
LEISURE FACILITIES—0.4%
Six Flags Entertainment Corp.	8,300	379,974
MANAGED HEALTH CARE—1.4%
Aetna, Inc.	5,600	612,696
UnitedHealth Group, Inc.	5,100	591,651
		1,204,347
MOVIES & ENTERTAINMENT—0.8%
The Walt Disney Co.	6,500	664,300
MULTI-LINE INSURANCE—0.6%
Hartford Financial Services Group, Inc.	10,400	476,112
MULTI-UTILITIES—0.5%
Sempra Energy	4,100	396,552

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS EQUIPMENT & SERVICES—0.5%
Halliburton Company	11,700	$413,595
OIL & GAS EXPLORATION & PRODUCTION—0.7%
ConocoPhillips	12,600	604,296
OIL, GAS & CONSUMABLE FUELS—0.3%
The Williams Cos., Inc.	6,300	232,155
OTHER DIVERSIFIED FINANCIAL SERVICES—0.7%
Bank of America Corp.	40,800	635,664
PACKAGED FOODS & MEATS—0.5%
The Kraft Heinz Co.	5,500	388,190
PHARMACEUTICALS—6.1%
Bristol-Myers Squibb Co.	16,500	976,800
Eli Lilly & Co.	12,700	1,062,863
GlaxoSmithKline PLC.#	10,500	403,725
Johnson & Johnson	12,600	1,176,210
Pfizer, Inc.	35,789	1,124,133
Roche Holding AG#	14,800	487,660
		5,231,391
RAILROADS—0.8%
CSX Corp.	25,500	685,950
RENEWABLE ELECTRICITY—0.1%
TerraForm Power, Inc., Cl. A	8,800	125,136
RESTAURANTS—1.5%
Darden Restaurants, Inc.	6,000	411,240
McDonald's Corp.	8,900	876,917
		1,288,157
SECURITY & ALARM SERVICES—0.6%
Tyco International PLC.	15,600	521,976
SEMICONDUCTOR EQUIPMENT—0.4%
Kla-Tencor Corp.	6,200	310,000
SEMICONDUCTORS—1.9%
Avago Technologies Ltd.	6,600	825,066
Intel Corp.	25,200	759,528
		1,584,594
SOFT DRINKS—2.2%
PepsiCo, Inc.	12,200	1,150,460
The Coca-Cola Co.	18,900	758,268
		1,908,728
SPECIALIZED FINANCE—0.9%
CME Group, Inc.	8,000	741,920
SYSTEMS SOFTWARE—1.9%
Microsoft Corp.	37,600	1,664,176
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.8%
Apple, Inc.	24,600	2,713,380
Seagate Technology PLC.	11,600	519,680
		3,233,060

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
TOBACCO—1.4%
Altria Group, Inc.	22,600	$1,229,440
TOTAL COMMON STOCKS
(Cost $44,348,120)		52,735,621
CONVERTIBLE PREFERRED STOCKS—0.5%	SHARES	VALUE
PHARMACEUTICALS—0.5%
Allergan PLC., 5.50%, 3/1/2018	470	443,426
(Cost $470,000)		443,426
MASTER LIMITED PARTNERSHIP—1.6%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
The Blackstone Group LP.	30,000	950,100
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP.	14,700	387,198
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $1,173,192)		1,337,298
REAL ESTATE INVESTMENT TRUST—2.1%	SHARES	VALUE
HEALTH CARE—0.7%
Welltower, Inc.	8,900	602,708
MORTGAGE—0.4%
Blackstone Mortgage Trust, Inc., Cl. A	13,400	367,696
SPECIALIZED—1.0%
Crown Castle International Corp.	5,100	402,237
Lamar Advertising Co., Cl. A	7,800	407,004
		809,241
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,782,744)		1,779,645
	PRINCIPAL
CORPORATE BONDS—29.6%	AMOUNT	VALUE
AGRICULTURAL PRODUCTS—1.4%
Cargill, Inc., 7.35%, 3/6/2019(a)	1,000,000	1,180,368
COMMUNICATIONS EQUIPMENT—1.5%
Cisco Systems, Inc., 3.63%, 3/4/2024	1,250,000	1,311,834
COMPUTER HARDWARE—4.5%
Dell, Inc., 3.10%, 4/1/2016	1,750,000	1,752,188
Hewlett-Packard Co., 4.38%, 9/15/2021	2,000,000	2,092,930
		3,845,118
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—2.0%
John Deere Capital Corp., 2.75%, 3/15/2022	1,750,000	1,751,195
DIVERSIFIED BANKS—2.3%
Wells Fargo & Co., 3.30%, 9/9/2024	2,000,000	1,987,106
INDUSTRIAL CONGLOMERATES—2.7%
General Electric Capital Corp., 6.00%, 8/7/2019	2,000,000	2,314,318
INTEGRATED OIL & GAS—2.6%
Total Capital SA, 4.45%, 6/24/2020	2,000,000	2,209,348
INTEGRATED TELECOMMUNICATION SERVICES—1.7%
Verizon Communications, Inc., 5.15%, 9/15/2023	1,300,000	1,438,460

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2015 (Unaudited) (Continued)

	PRINCIPAL
CORPORATE BONDS—(CONT.)	AMOUNT	VALUE
INVESTMENT BANKING & BROKERAGE—2.0%
The Goldman Sachs Group, Inc., 5.75%, 1/24/2022	1,500,000	$1,722,920
IT CONSULTING & OTHER SERVICES—2.3%
International Business Machines Corp., 7.00%, 10/30/2025	1,525,000	1,958,702
OTHER DIVERSIFIED FINANCIAL SERVICES—2.5%
JPMorgan Chase & Co., 4.35%, 8/15/2021	2,000,000	2,157,024
PACKAGED FOODS & MEATS—2.3%
Campbell Soup Co., 2.50%, 8/2/2022	2,000,000	1,925,640
SEMICONDUCTORS—1.8%
Altera Corp., 4.10%, 11/15/2023	1,500,000	1,575,855
TOTAL CORPORATE BONDS
(Cost $25,274,163)		25,377,888
	PRINCIPAL
U.S. TREASURY OBLIGATIONS—1.1%	AMOUNT	VALUE
4.50%, 2/15/16	940,000	955,367
(Cost $948,991)		955,367
Total Investments
(Cost $73,997,210)(b)	96.5%	82,629,245
Other Assets in Excess of Liabilities	3.5%	3,002,372
NET ASSETS	100.0%	$85,631,617

# American Depositary Receipts.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their
maturity only to qualified institutional buyers.    These securities are however deemed to be liquid and represent
1.4% of the net assets of the Portfolio.
(b) At September 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $73,923,956, amounted to $8,706,189 which consisted of aggregate gross unrealized appreciation of $ 1 1 , 014 ,283 and aggregate gross unrealized depreciation of $ 2,308, 094.
* Non-income producing security.

See Notes to Financial Statements

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Portfolios (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Fund qualifies as an investment company as defined in the Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Fund operates as a series company currently issuing seven series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger
Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio, Alger Small Cap Growth
Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger
Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth
Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth &
Income Portfolio’s investment objectives are capital appreciation and current income; and
it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap
Growth Portfolio offer Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio,
Alger Growth & Income Portfolio, and Alger Balanced Portfolio offer only Class I-2 shares.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees. Investments of the Portfolios are valued on each day the New York Stock
Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time)
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolios’ own assump -
tions in determining the fair value of investments)

The Portfolios’ valuation techniques are generally consistent with either the market or income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor. The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Portfolios’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Portfolios will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits.
(c) Security Transactions and Investment Income: Security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(d) Foreign Currency Transactions: The books and records of the Portfolios are maintained in
U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

amount of net investment income accrued and the U.S. dollar amount actually received.
The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statement of
Operations.

(e) Option Contracts: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
The Portfolios may also purchase put and call options. Each Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk of loss associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(f) Lending of Fund Securities: The Portfolios may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets, as defined in its prospectuses. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash or securities that are maintained with the Custodian in an amount equal to at least 102 percent of the current market value of U.S. loaned securities or 105 percent for non-U.S.
loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio. Any required additional collateral is delivered to the Custodian and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolios may take the collateral to replace the securities. If the value of the collateral is less than the purchase cost of replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Portfolios are required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.
Cash collateral may be invested as determined by the Portfolios. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of September
30, 2015.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(g) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolios on the ex-dividend date.
Alger Growth & Income Portfolio declares and pays dividends from net investment income quarterly. The dividends from net investment income of the other Portfolios are declared and paid annually.

With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends from net investment income payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the
Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences.
Reclassifications result primarily from the difference in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at fiscal year end and have no impact on the net asset value of the Portfolios and are designed to present the Portfolio’s capital accounts on a tax basis.

(h) Federal Income Taxes: It is each Portfolio’s policy to comply with the requirements of the
Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolio maintains such compliance, no federal income tax provision is required.
Financial Accounting Standards Board Accounting Standards Codification 740 – Income
Taxes (“ASC 740”) requires the Portfolios to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The
Portfolios file income tax returns in the U.S. Federal jurisdiction, as well as the New York
State and New York City jurisdictions. The statute of limitations on the Portfolios’ tax returns remains open for the tax years 2011-2014. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

(i) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that
Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

each Portfolio are allocated among the Portfolio’s classes based on relative net assets, with the exception of distribution fees and transfer agency fees.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.
NOTE 3 — Fair Value Measurements:
The major categories of securities and their respective fair value inputs are detailed in each
Portfolio’s Schedule of Investments. Based upon the nature, characteristics, and risks associated with their investments as of September 30, 2015, the Portfolios have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$111,134,571	$111,124,841	—	$9,730
Consumer Staples	33,165,101	32,327,175	837,926	—
Energy	8,729,995	8,729,995	—	—
Financials	14,745,297	14,745,297	—	—
Health Care	111,409,857	107,896,748	3,513,109	—
Industrials	38,859,992	38,859,992	—	—
Information Technology	166,071,541	165,699,967	—	371,574
Materials	6,157,123	6,157,123	—	—
Telecommunication Services	5,856,767	5,856,767	—	—
Utilities	2,785,992	2,022,125	763,867	—
TOTAL COMMON STOCKS	$498,916,236	$493,420,030	$5,114,902	$381,304
MASTER LIMITED PARTNERSHIP
Financials	5,315,448	5,315,448	—	—
PREFERRED STOCKS
Consumer Discretionary	270,930	—	—	270,930
Health Care	787,097	—	—	787,097
Information Technology	1,712,781	—	—	1,712,781
TOTAL PREFERRED STOCKS	$2,770,808	—	—	$2,770,808
REAL ESTATE INVESTMENT TRUST
Financials	4,012,826	4,012,826	—	—
TOTAL INVESTMENTS IN
SECURITIES	$511,015,318	$502,748,304	$5,114,902	$3,152,112

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Large Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$52,980,852	$52,974,346	—	$6,506
Consumer Staples	31,925,242	30,113,511	1,811,731	—
Energy	2,186,025	2,186,025	—	—
Financials	8,786,422	8,786,422	—	—
Health Care	62,692,268	62,692,268	—	—
Industrials	14,364,848	14,364,848	—	—
Information Technology	95,465,797	95,240,149	—	225,648
Telecommunication Services	3,671,137	3,671,137	—	—
Utilities	1,563,589	1,563,589	—	—
TOTAL COMMON STOCKS	$273,636,180	$271,592,295	$1,811,731	$232,154
MASTER LIMITED PARTNERSHIP
Financials	4,912,017	4,912,017	—	—
PREFERRED STOCKS
Consumer Discretionary	175,744	—	—	175,744
Health Care	514,031	—	—	514,031
Information Technology	1,040,148	—	—	1,040,148
TOTAL PREFERRED STOCKS	$1,729,923	—	—	$1,729,923
TOTAL INVESTMENTS IN
SECURITIES	$280,278,120	$276,504,312	$1,811,731	$1,962,077

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$35,696,446	$35,693,148	—	$3,298
Consumer Staples	4,177,728	4,177,728	—	—
Energy	910,608	910,608	—	—
Financials	9,595,410	9,595,410	—	—
Health Care	18,653,032	18,653,032	—	—
Industrials	18,556,948	18,556,948	—	—
Information Technology	28,330,469	28,217,321	—	113,148
Materials	3,996,755	3,996,755	—	—
Telecommunication Services	2,210,014	2,210,014	—	—
Utilities	711,080	506,232	204,848	—
TOTAL COMMON STOCKS	$122,838,490	$122,517,196	$204,848	$116,446
PREFERRED STOCKS
Consumer Discretionary	90,686	—	—	90,686
Health Care	2,114,498	—	—	2,114,498
Information Technology	521,613	—	—	521,613
TOTAL PREFERRED STOCKS	$2,726,797	—	—	$2,726,797
REAL ESTATE INVESTMENT TRUST
Financials	3,472,357	3,472,357	—	—
SPECIAL PURPOSE VEHICLE
Financials	244,501	—	—	244,501
TOTAL INVESTMENTS IN
SECURITIES	$129,282,145	$125,989,553	$204,848	$3,087,744

Alger SMid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$8,940,178	$8,940,178	—	—
Consumer Staples	1,193,393	1,193,393	—	—
Energy	337,558	337,558	—	—
Financials	1,844,979	1,844,979	—	—
Health Care	7,578,473	7,578,473	—	—
Industrials	5,493,397	5,493,397	—	—
Information Technology	7,330,680	7,296,318	—	34,362
Materials	1,807,288	1,807,288	—	—
Telecommunication Services	158,880	158,880	—	—
TOTAL COMMON STOCKS	$34,684,826	$34,650,464	—	$34,362
MASTER LIMITED PARTNERSHIP
Financials	174,066	174,066	—	—
PREFERRED STOCKS
Health Care	173,242	—	—	173,242
Information Technology	158,373	—	—	158,373
TOTAL PREFERRED STOCKS	$331,615	—	—	$331,615
REAL ESTATE INVESTMENT TRUST
Financials	1,057,009	1,057,009	—	—
TOTAL INVESTMENTS IN
SECURITIES	$36,247,516	$35,881,539	—	$365,977

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$28,894,084	$28,894,084	—	—
Consumer Staples	3,660,527	3,660,527	—	—
Energy	2,767,537	2,767,537	—	—
Financials	9,700,978	9,700,978	—	—
Health Care	72,372,299	72,372,299	—	—
Industrials	17,599,012	17,599,012	—	—
Information Technology	78,496,632	78,496,632	—	—
Materials	7,319,644	7,319,644	—	—
TOTAL COMMON STOCKS	$220,810,713	$220,810,713	—	—
PREFERRED STOCKS
Health Care	1,926,881	—	—	1,926,881
REAL ESTATE INVESTMENT TRUST
Financials	5,338,909	5,338,909	—	—
RIGHTS
Health Care	—	—	—	—
SPECIAL PURPOSE VEHICLE
Financials	427,047	—	—	427,047
TOTAL INVESTMENTS IN
SECURITIES	$228,503,550	$226,149,622	—	$2,353,928

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$4,144,549	$4,143,825	—	$724
Consumer Staples	3,749,754	3,749,754	—	—
Energy	1,829,806	1,829,806	—	—
Financials	4,083,478	4,083,478	—	—
Health Care	4,453,425	4,453,425	—	—
Industrials	3,382,016	3,382,016	—	—
Information Technology	5,727,171	5,727,171	—	—
Materials	342,375	342,375	—	—
Telecommunication Services	1,002,215	1,002,215	—	—
Utilities	330,884	285,876	45,008	—
TOTAL COMMON STOCKS	$29,045,673	$28,999,941	$45,008	$724
CONVERTIBLE PREFERRED STOCKS
Health Care	245,300	245,300	—	—
MASTER LIMITED PARTNERSHIP
Energy	214,671	214,671	—	—
Financials	533,639	533,639	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$748,310	$748,310	—	—
PREFERRED STOCKS
Consumer Discretionary	19,555	—	—	19,555
REAL ESTATE INVESTMENT TRUST
Financials	971,173	971,173	—	—
TOTAL INVESTMENTS IN
SECURITIES	$31,030,011	$30,964,724	$45,008	$20,279

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$7,608,366	$7,608,366	—	—
Consumer Staples	6,794,968	6,794,968	—	—
Energy	3,291,500	3,291,500	—	—
Financials	7,288,819	7,288,819	—	—
Health Care	8,090,436	8,090,436	—	—
Industrials	6,217,229	6,217,229	—	—
Information Technology	10,420,218	10,420,218	—	—
Materials	604,970	604,970	—	—
Telecommunication Services	1,897,427	1,897,427	—	—
Utilities	521,688	521,688	—	—
TOTAL COMMON STOCKS	$52,735,621	$52,735,621	—	—
CONVERTIBLE PREFERRED STOCKS
Health Care	443,426	443,426	—	—
CORPORATE BONDS
Consumer Staples	3,106,008	—	3,106,008	—
Energy	2,209,348	—	2,209,348	—
Financials	5,867,050	—	5,867,050	—
Industrials	4,065,513	—	4,065,513	—
Information Technology	8,691,509	—	8,691,509	—
Telecommunication Services	1,438,460	—	1,438,460	—
TOTAL CORPORATE BONDS	$25,377,888	—	$25,377,888	—
MASTER LIMITED PARTNERSHIP
Energy	387,198	387,198	—	—
Financials	950,100	950,100	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$1,337,298	$1,337,298	—	—
REAL ESTATE INVESTMENT TRUST
Financials	1,779,645	1,779,645	—	—
U.S. TREASURY OBLIGATIONS
U.S. Government & Agency	955,367	—	955,367	—
TOTAL INVESTMENTS IN
SECURITIES	$82,629,245	$56,295,990	$26,333,255	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Common Stocks
Opening balance at January 1, 2015	$267,154
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	114,150
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at September 30, 2015	381,304
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2015	$114,150

Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2015	$2,569,952
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	200,856
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at September 30, 2015	2,770,808
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2015	$200,856

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2015	$163,303
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	68,851
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at September 30, 2015	232,154
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2015	$68,851

Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2015	$1,622,800
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	107,123
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at September 30, 2015	1,729,923
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2015	$107,123

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2015	$81,951
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	34,495
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at September 30, 2015	116,446
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2015	$34,495

Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2015	$1,910,555
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	49,356
Purchases, issuances, sales, and settlements	–
Purchases	766,886
Issuances	–
Sales	–
Settlements	–
Closing balance at September 30, 2015	2,726,797
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2015	$49,356

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Mid Cap Growth Portfolio	Vehicle
Opening balance at January 1, 2015	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	244,501
Issuances	–
Sales	–
Settlements	–
Closing balance at September 30, 2015	244,501
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2015	$–

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2015	$23,099
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	11,263
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at September 30, 2015	34,362
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2015	$11,263

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2015	$254,430
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	29,417
Purchases, issuances, sales, and settlements	–
Purchases	47,768
Issuances	–
Sales	–
Settlements	–
Closing balance at September 30, 2015	331,615
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2015	$29,417

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2015	$1,730,458
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(142,801)
Purchases, issuances, sales, and settlements	–
Purchases	339,224
Issuances	–
Sales	–
Settlements	–
Closing balance at September 30, 2015	1,926,881
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2015	$(142,801)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Small Cap Growth Portfolio	Vehicle
Opening balance at January 1, 2015	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements	–
Purchases	427,047
Issuances	–
Sales	–
Settlements	–
Closing balance at September 30, 2015	427,047
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2015	$—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Portfolio	Common Stocks
Opening balance at January 1, 2015	$1,292
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(568)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at September 30, 2015	724
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2015	$(568)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Portfolio	Preferred Stocks
Opening balance at January 1, 2015	$34,919
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(15,364)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at September 30, 2015	19,555
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2015	$(15,364)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of September 30, 2015. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value
	September 30,	Valuation	Unobservable
	2015	Methodology	Input	Input/ Range
Alger Capital Appreciation Portfolio
Common Stocks	$381,304	Income	Discount Rate	10-40%
		Approach
Preferred Stocks	$2,770,808	Income	Discount Rate	10-40%
		Approach
Alger Large Cap Growth Portfolio
Common Stocks	$232,154	Income	Discount Rate	10-40%
		Approach
Preferred Stocks	$1,729,923	Income	Discount Rate	10-40%
		Approach
Alger Mid Cap Growth Portfolio
Common Stocks	$116,446	Income	Discount Rate	10-40%
		Approach
Preferred Stocks	$2,726,797	Income	Discount Rate	10-40%
		Approach
Special Purpose Vehicle	$244,501	Cost Approach	Purchase Price	Cost
Alger SMid Cap Growth Portfolio
Common Stocks	$34,362	Income	Discount Rate	10%
		Approach
Preferred Stocks	$331,615	Income	Discount Rate	10-25%
		Approach
Alger Small Cap Growth Portfolio
Preferred Stocks	$1,926,881	Income	Discount Rate	12-25%
		Approach
Special Purpose Vehicle	$427,047	Cost Approach	Purchase Price	Cost
Alger Growth & Income Portfolio
Common Stocks	$724	Income	Discount Rate	40%
		Approach
Preferred Stocks	$19,555	Income	Discount Rate	40%
		Approach

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue, earnings before interest, taxes, depreciation and amortization
(“EBITDA”) multiples, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On September 30, 2015, there were no transfers of securities between Level 1 and Level 2.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of September 30, 2015, such assets are categorized within the disclosure hierarchy as follows:

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Portfolio	$33,078,681	$33,078,681	—	—
Alger Large Cap Growth Portfolio	304	304	—	—
Alger Mid Cap Growth Portfolio	3,633,852	3,633,852	—	—
Alger SMid Cap Growth Portfolio	1,015,443	1,015,443	—	—
Alger Small Cap Growth Portfolio	2,224,955	2,224,955	—	—
Alger Growth & Income Portfolio	178,648	178,648	—	—
Alger Balanced Portfolio	2,901,424	2,901,424	—	—
Total	$43,033,307	$43,033,307	—	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts.
Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a
Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended September 30, 2015, options were used in accordance with these objectives.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Portfolios’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no derivative transactions for the three months ended September 30, 2015.

NOTE 5 — Holding of 5% Voting Securities:
The company listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended
September 30, 2015. Purchase and sale transactions and dividend income earned during the period were as follows:

	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	September	Dividend	Gain	September
Security	2014	Conversion	Conversion	30, 2015	Income	(Loss)	30, 2015

Alger Capital Appreciation Portfolio
Common Stocks
Choicestream, Inc.*	23,166	–	–	23,166	–	–	9,730
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	645,071	–	–	645,071	–	–	270,930

	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	September	Dividend	Gain	September
Security	2014	Conversion	Conversion	30, 2015	Income	(Loss)	30, 2015

Alger Large Cap Growth Portfolio
Common Stocks
Choicestream, Inc.*	15,490	–	–	15,490	–	–	6,506
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	418,439	–	–	418,439	–	–	175,744
Alger Mid Cap Growth Portfolio
Common Stocks
Choicestream, Inc.*	7,853	–	–	7,853	–	–	3,298
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	215,920	–	–	215,920	–	–	90,686
Tolero
Pharmaceuticals, Inc.*	356,682	–	–	356,682	–	–	1,075,789
Prosetta Biosciences,
Inc.*	–	170,419	–	170,419	–	–	766,886
Alger SMid Cap Growth Portfolio

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Preferred Stocks
Prosetta Biosciences,
Inc.*	–	10,615	–	10,615	–	–	47,768
Alger Small Cap Growth Portfolio
Preferred Stocks
Tolero
Pharmaceuticals, Inc.*	244,116	–	–	244,116	–	–	736,278
Prosetta Biosciences,
Inc.*	–	75,383	–	75,383	–	–	339,224
Alger Growth & Income Portfolio
Common Stocks
Choicestream, Inc.*	1,723	–	–	1,723	–	–	724
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	45,659	–	–	45,659	–	–	19,555
* Non-income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By /s/Hal Liebes

Hal Liebes

President

Date: November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: November 30, 2015

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: November 30, 2015